UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    P.J. Schmidt Investment Management, Inc.
Address: W62 N570 Washington Avenue

         Cedarburg, WI 53012

13F File Number:28-5266

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Phillip J. Schmidt
Title:    President
Phone:    (262) 377-0484
Signature, Place, and Date of Signing:

    Phillip J. Schmidt  Cedarburg, WI   October 23, 2009
Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:   76

Form 13F Information Table Entry Total:       $166,168,000

List of Other Included Managers:

NONE


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABB Ltd Spons ADR              COM              000375204     1795    89565 SH       Sole                                      89565
AT&T Inc.                      COM              00206r102     5165   191209 SH       Sole                                     191209
Abbott Labs                    COM              002824100     5928   119820 SH       Sole                                     119820
Adobe Systems Inc              COM              00724f101     1570    47530 SH       Sole                                      47530
Amgen Inc                      COM              031162100      313     5189 SH       Sole                                       5189
Anglo American Plc New         COM              03485p201      526    33020 SH       Sole                                      33020
Apple Computer                 COM              037833100      319     1719 SH       Sole                                       1719
Archer Daniels Mid             COM              039483102     1092    37375 SH       Sole                                      37375
BHP Billiton LTD               COM              088606108     1648    24961 SH       Sole                                      24961
BP PLC                         COM              055622104     1461    27442 SH       Sole                                      27442
Bank of Hawaii Corp            COM              062540109      216     5200 SH       Sole                                       5200
Bank of Montreal               COM              063671101      458     9042 SH       Sole                                       9042
Bard C R Inc NFS LLC IS A      COM              067383109      431     5485 SH       Sole                                       5485
Barrick Gold Corp              COM              067901108     5423   143077 SH       Sole                                     143077
Baxter Intl Inc                COM              071813109      318     5577 SH       Sole                                       5577
Bristol Myers Squibb           COM              110122108     1906    84614 SH       Sole                                      84614
Burlington Northern Santa Fe   COM              12189T104     2219    27799 SH       Sole                                      27799
CGG Veritas                    COM              204386106      502    21443 SH       Sole                                      21443
CVS Caremark Corp              COM              126650100     1959    54820 SH       Sole                                      54820
Chesapeake Energy Corp         COM              165167107      785    27638 SH       Sole                                      27638
Chevron Corp                   COM              166764100     5826    82724 SH       Sole                                      82724
Cisco Systems                  COM              17275R102      552    23440 SH       Sole                                      23440
ConocoPhillips                 COM              20825c104     2941    65131 SH       Sole                                      65131
Devon Energy Corp              COM              25179M103      754    11206 SH       Sole                                      11206
Dominion Resources             COM              25746u109     3825   110865 SH       Sole                                     110865
Duke Energy Corp               COM              26441c105     1377    87511 SH       Sole                                      87511
Eli Lilly & Co Com             COM              532457108      345    10445 SH       Sole                                      10445
Emerson Elec                   COM              291011104     2588    64566 SH       Sole                                      64566
Encana Corp                    COM              292505104     4364    75748 SH       Sole                                      75748
Exxon Mobil Corp               COM              30231g102     5855    85332 SH       Sole                                      85332
FPL Group Inc.                 COM              302571104     3208    58090 SH       Sole                                      58090
FedEx Corp                     COM              31428x106      319     4240 SH       Sole                                       4240
First American Bankshares      COM                             756     1260 SH       Sole                                       1260
General Dynamics               COM              369550108     4829    74751 SH       Sole                                      74751
General Electric               COM              369604103     5715   348070 SH       Sole                                     348070
General Mills                  COM              370334104     1406    21845 SH       Sole                                      21845
Goldcorp Inc                   COM              380956409     7154   177211 SH       Sole                                     177211
Grainger W W                   COM              384802104      214     2400 SH       Sole                                       2400
Gulf Keystone Petro            COM              g4209g100       22    15000 SH       Sole                                      15000
Honeywell International Inc.   COM              438516106     1378    37100 SH       Sole                                      37100
Illinois Tool Works            COM              452308109     1351    31625 SH       Sole                                      31625
J.P. Morgan Chase & Co         COM              46625h100      290     6619 SH       Sole                                       6619
Jacobs Engineering Group Inc   COM              469814107      209     4538 SH       Sole                                       4538
Johnson Controls               COM              478366107      301    11777 SH       Sole                                      11777
Johnson&Johnson                COM              478160104     6967   114421 SH       Sole                                     114421
Kellogg Co                     COM              487836108     2647    53767 SH       Sole                                      53767
Kimberly Clark                 COM              494368103      546     9250 SH       Sole                                       9250
McDonald's Corp                COM              580135101     2768    48507 SH       Sole                                      48507
Merck & Co                     COM              589331107     1927    60933 SH       Sole                                      60933
Meridian Bioscience Inc        COM              589584101      211     8440 SH       Sole                                       8440
Monsanto Co. New               COM              61166w101      398     5146 SH       Sole                                       5146
Nestle SA                      COM              641069406     3942    92615 SH       Sole                                      92615
Newmont Mining Corp            COM              651639106      263     5970 SH       Sole                                       5970
Northern States Financial Corp COM              665751103       43    11250 SH       Sole                                      11250
Novartis Ag Adr                COM              66987v109     3119    61914 SH       Sole                                      61914
Occidental Petroleum           COM              674599105     4048    51635 SH       Sole                                      51635
Oshkosh Corp                   COM              688239201      295     9530 SH       Sole                                       9530
Pepsico, Inc.                  COM              713448108     5531    94285 SH       Sole                                      94285
Petroleo Brasileiro SA         COM              71654v408      263     5730 SH       Sole                                       5730
Pfizer Inc                     COM              717081103      423    25584 SH       Sole                                      25584
Procter & Gamble               COM              742718109     6079   104956 SH       Sole                                     104956
Raytheon Co Com New            COM              755111507     3854    80343 SH       Sole                                      80343
Schlumberger                   COM              806857108     7744   129927 SH       Sole                                     129927
Southern Co                    COM              842587107     1142    36068 SH       Sole                                      36068
Stryker Medical                COM              863667101      516    11350 SH       Sole                                      11350
Suncor Energy Inc              COM              867224107     7682   222280 SH       Sole                                     222280
Syngenta AG Spons ADT          COM              87160a100      518    11275 SH       Sole                                      11275
Sysco Corp                     COM              871829107     1331    53550 SH       Sole                                      53550
Trimble Navigation             COM              896239100      213     8925 SH       Sole                                       8925
Union Pacific                  COM              907818108     1855    31785 SH       Sole                                      31785
Verizon Comm.                  COM              92343v104     4194   138548 SH       Sole                                     138548
Vodafone Group PLC             COM              92857w209      341    15141 SH       Sole                                      15141
Walgreen Co                    COM              931422109     6036   161090 SH       Sole                                     161090
Wells Fargo                    COM              949746101      609    21600 SH       Sole                                      21600
Wisconsin Energy               COM              976657106      646    14292 SH       Sole                                      14292
Wyeth                          COM              983024100      407     8382 SH       Sole                                       8382
											FORM 13F INFORMATION TABLE